Average Annual Total Returns - CAVU Securities Share - Invesco Liquid Assets Portfolio - CAVU Securities Class		InceptionDate	1Year	5Years	10Years
Total	[1]	Dec. 18, 2020	0.58%	1.27%	0.69%

[1]	Performance shown prior to the inception date is that of the Fund’s Institutional Class shares. The inception date of the Fund’s Institutional Class shares is November 4, 1993.Although invested in the same portfolio of securities, CAVU Securities Class shares' returns of the Fund will be different from Institutional Class returns of the Fund as they have different expenses.